Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivables
Schedule of trade receivables

	2020	2019
Trade receivables	278,547	280,250
Impairment	(59,576)	(64,874)
	218,971	215,376

Schedule of aging analysis of trade receivables

	2020	2019
Within 3 months	163,664	159,152
3 months – 6 months	20,968	22,469
6 months – 9 months	7,766	11,245
9 months – 1 year	3,872	6,241
1 – 2 years	15,049	15,712
2 – 3 years	7,652	557
	218,971	215,376

Schedule of allowance for trade and other receivables

At 1 January 2020 (Successor)	64,874
Impairment losses	7,378
Amount written off as uncollectible	(12,676)

At 31 December 2020 (Successor)	59,576

At 1 January 2019 (Predecessor)	75,296
Impairment losses	7,040
Amount written off as uncollectible	(17,462)

At 31 December 2019 (Successor)	64,874

Schedule of credit risk exposure on the Group's trade receivables using a provision matrix

		Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2020	months	months	months	months	years	years	Total
Expected credit loss rate	5.32%	17.19%	31.92%	40.84%	55.71%	73.09%	21.39%
Gross carrying amount	172,860	25,321	11,407	6,545	33,978	28,436	278,547
Expected credit losses	9,196	4,353	3,641	2,673	18,929	20,784	59,576

		Past due
	Within 3	3‑6	6‑9	9‑12	1‑2	2‑3
31 December 2019	months	months	months	months	years	years	Total
Expected credit loss rate	3.78%	17.41%	31.38%	41.75%	60.56%	97.31%	23.15%
Gross carrying amount	165,401	27,205	16,388	10,714	39,834	20,708	280,250
Expected credit losses	6,249	4,736	5,143	4,473	24,122	20,151	64,874